Business Segments (Details 1) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 6,694	$ 11,328	$ 77,745
Aquarium And Aquarium Supplies Segment [Member]
Segment Reporting Information [Line Items]
TOTAL ASSETS	5,528	6,800	24,756
Corporate Segment [Member]
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 1,166	$ 4,528	$ 52,989
Medical Technology Segment [Member]
Segment Reporting Information [Line Items]
TOTAL ASSETS